Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before provision for income taxes	¥ (1,441,913)	$ (226,268)	¥ (1,339,908)	¥ (963,750)
Income tax benefit computed at an applicable tax rate of 25%	(360,478)		(334,977)	(240,938)
Effect of non-deductible expenses	5,083		11,540	3,738
Effect of research and development expenses super deduction	(19,199)		(24,037)	(10,740)
Effect of preferential tax rate	50,248		18,513	18,413
Effect on tax rates in different tax jurisdictions	17,854		80,928	20,473
Change in valuation allowance	306,492		248,033	209,054
Income tax expense